ORGANIZATION AND DESCRIPTION OF BUSINESS (Details Narrative)	12 Months Ended
Dec. 31, 2015 $ / shares shares
Date of Incorporation	Apr. 30, 2012
Stock Split Ratio	2.4
Exchange Agreement
Date of Agreement	Jun. 24, 2015
Common stock, shares outstanding	27,083,493
Shares Issued	19,959,970
Warrants Issued	1,133,813
Warrants, Exercise Price | $ / shares	$ 1.02
Warrants, Maturity Date	Jun. 24, 2018